Share-Based Payments (Summary Of Restricted Share Activity Under The 2007 Plan) (Detail) (Restricted Share Units [Member], USD $)	12 Months Ended
Dec. 31, 2011
Restricted Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding	102,243
Granted, Shares	95,028
Vested and issued, Shares	(31,144)
Expired or forfeited, Shares	(17,754)
Shares, Outstanding	148,373
Weighted-Average Exercise Price, Outstanding	$ 30.11
Granted, Weighted-Average Grant Date Fair Value	$ 32.47
Vested and issued, Weighted-Average Grant Date Fair Value	$ 32.89
Expired or forfeited, Weighted-Average Grant Date Fair Value	$ 31.87
Weighted-Average Exercise Price, Outstanding	$ 31.88